Exhibit 99.1

NISSAN AUTO LEASE TRUST 2016-B
Monthly Servicer's Report
for the month of September 2016

Collection Period Start	21-Sep-16	Distribution Date	17-Oct-16
Collection Period End	31-Aug-16	30/360 Days	24
Beg. of Interest Period	21-Sep-16	Actual/360 Days	26
End of Interest Period	17-Oct-16

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,357,159,875.53	1,357,159,875.53	1,336,116,753.90	0.9844947
Total Securities		1,357,159,875.53	1,357,159,875.53	1,336,116,753.90	0.9844947
Class A-1 Notes	0.750000%	120,000,000.00	120,000,000.00	98,956,878.37	0.8246407
Class A-2a Notes	1.260000%	375,000,000.00	375,000,000.00	375,000,000.00	1.0000000
Class A-2b Notes	0.816170%	160,000,000.00	160,000,000.00	160,000,000.00	1.0000000
Class A-3 Notes	1.500000%	388,000,000.00	388,000,000.00	388,000,000.00	1.0000000
Class A-4 Notes	1.610000%	97,000,000.00	97,000,000.00	97,000,000.00	1.0000000
Certificates	0.000000%	217,159,875.53	217,159,875.53	217,159,875.53	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	21,043,121.63	65,000.00	175.3593469	0.5416667
Class A-2a Notes	0.00	315,000.00	0.0000000	0.8400000
Class A-2b Notes	0.00	94,312.98	0.0000000	0.5894561
Class A-3 Notes	0.00	388,000.00	0.0000000	1.0000000
Class A-4 Notes	0.00	104,113.33	0.0000000	1.0733333
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	21,043,121.63	966,426.31

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				17,617,053.48
Monthly Interest				5,445,704.74
Total Monthly Payments				23,062,758.22

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				1,427,835.93
Aggregate Sales Proceeds Advance				590,182.06
Total Advances				2,018,017.99

Vehicle Disposition Proceeds:
Reallocation Payments				229,655.00
Repurchase Payments				0.00
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				4,415,639.97
Excess Wear and Tear and Excess Mileage				4,468.07
Remaining Payoffs				0.00
Net Insurance Proceeds				1,346,084.20
Residual Value Surplus				1,953.20
Total Collections				31,078,576.65

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	202,545.00			10
Involuntary Repossession	-			-
Voluntary Repossession	27,110.00			3
Full Termination	-			-
Bankruptcy	-			-
Insurance Payoff		1,335,752.04		65
Customer Payoff			128,500.47	1
Grounding Dealer Payoff			2,881,635.04	111
Dealer Purchase			1,250,403.39	45
Total	229,655.00	1,335,752.04	4,260,538.90	235

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2016-B
Monthly Servicer's Report
for the month of September 2016

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	65,871	1,651,781,517.02	7.00000%	1,357,159,875.53
Total Depreciation Received		(20,617,624.51)		(15,084,676.72)
Principal Amount of Gross Losses	(81)	(1,883,283.40)		(1,550,067.07)
Repurchase / Reallocation	0	-		-
Early Terminations	(18)	(376,719.65)		(292,723.01)
Scheduled Terminations	(182)	(4,773,795.05)		(4,115,654.83)
Pool Balance - End of Period	65,590	1,624,130,094.41		1,336,116,753.90

Remaining Pool Balance
Lease Payment				521,838,522.56
Residual Value				814,278,231.34
Total				1,336,116,753.90

III. DISTRIBUTIONS

Total Collections					31,078,576.65
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					31,078,576.65

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					0.00
3. Reimbursement of Sales Proceeds Advance					0.00
4. Servicing Fee:
Servicing Fee Due					1,130,966.56
Servicing Fee Paid					1,130,966.56
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					1,130,966.56

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					65,000.00

Class A-1 Notes Monthly Interest Paid					65,000.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					315,000.00

Class A-2 Notes Monthly Interest Paid					315,000.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					94,312.98

Class A-2 Notes Monthly Interest Paid					94,312.98
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					388,000.00

Class A-3 Notes Monthly Interest Paid					388,000.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2016-B
Monthly Servicer's Report
for the month of September 2016

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	104,113.33

Class A-4 Notes Monthly Interest Paid	104,113.33
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	966,426.31
Total Note and Certificate Monthly Interest Paid	966,426.31
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	28,981,183.78

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	21,043,121.63

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	21,043,121.63
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	7,938,062.15

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2016-B
Monthly Servicer's Report
for the month of September 2016

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			6,785,799.38
Required Reserve Account Amount			20,357,398.13
Beginning Reserve Account Balance			6,785,799.38
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			6,785,799.38
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			7,938,062.15
Gross Reserve Account Balance			14,723,861.53
Remaining Available Collections Released to Seller			0.00
Total Ending Reserve Account Balance			14,723,861.53

V. POOL STATISTICS

Weighted Average Remaining Maturity			24.10
Monthly Prepayment Speed			56%
Lifetime Prepayment Speed			56%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,373,194.20
Securitization Value of Gross Losses and Casualty Receivables		1,550,067.07	81
Aggregate Defaulted and Casualty Gain (Loss)		(176,872.87)
Pool Balance at Beginning of Collection Period		1,357,159,875.53
Net Loss Ratio
Current Collection Period		-0.0130%
Preceding Collection Period
Second Preceding Collection Period
Third Preceding Collection Period

Cumulative Net Losses for all Periods		0.0130%	176,872.87

Delinquent Receivables:	% of BOP Pool Balance	Amount	Number
31-60 Days Delinquent	0.32%	4,330,606.14	204
61-90 Days Delinquent	0.00%	0.00	0
91-120 Days Delinquent	0.00%	0.00	0
More than 120 days	0.00%	0.00	0
Total Delinquent Receivables:	0.32%	4,330,606.14	204

61+ Days Delinquencies as Percentage of Receivables (Beginning of Period)		Amount	Number
Current Collection Period		0.00%	0.00%
Preceding Collection Period
Second Preceding Collection Period
Third Preceding Collection Period

60 Day Delinquent Receivables
Delinquency Percentage		0.00%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

Aggregate Sales Performance of Auctioned Vehicles		$	units
Sales Proceeds		202,545.00	9
Securitization Value		205,336.03	9
Aggregate Residual Gain (Loss)		(2,791.03)

Cumulative Sales Performance of Auctioned Vehicles		$	units
Cumulative Sales Proceeds		202,545.00	9
Cumulative Securitization Value		205,336.03	9
Cumulative Residual Gain (Loss)		(2,791.03)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			0.00
Reimbursement of Outstanding Advance			0.00
Additional Advances for current period			590,182.06
Ending Balance of Residual Advance			590,182.06

Beginning Balance of Payment Advance			0.00
Reimbursement of Outstanding Payment Advance			0.00
Additional Payment Advances for current period			1,427,835.93
Ending Balance of Payment Advance			1,427,835.93

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2016-B
Monthly Servicer's Report
for the month of September 2016

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No